AMERICAN LIFE


                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT


                                  JUNE 30, 1999


This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                             Separate Account No. 3
                               Semi-Annual Report
                                  June 30, 1999

Dear Policyowner:

      We are pleased to send you the 1999 Semi-Annual Report of American Life's Separate Account No. 3. This Account, which commenced operations in late 1994, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap
Equity Index (commenced operations on May 3, 1999), Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Acacia Capital Corporation's Calvert Responsibly Invested Balanced Portfolios) ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks, with approximately 60% of its assets invested to provide investment results that correspond to the performance of the S&P 500 Index and the remaining approximately 40% of its assets invested to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and in money market instruments with an average maturity of one to three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities with an average maturity of three to seven years.

      Investment Company Composite Fund: This Fund seeks as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing approximately half of its assets in companies believed to possess above-average growth potential and the other half of its assets in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program, by investing in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities, by investing primarily in established companies that do business principally outside of the United States and that are listed on foreign exchanges.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total rate of return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social criteria for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments, with an expected "neutral mix" over the long-term of 10% in short-term/money-market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 1999, the following total returns were experienced in these seventeen Separate Account Funds:

          Investment Company Money Market Fund(1) ..............         + 1.2%
          Investment Company All America Fund ..................         +11.0%
          Investment Company Equity Index Fund .................         +11.0%
          Investment CompanyMid-Cap Equity Index Fund(2) .......         + 3.7%
          Investment Company Bond Fund .........................         - 2.8%
          Investment Company Short-Term Bond Fund ..............         + 0.9%
          Investment Company Mid-Term Bond Fund ................         - 0.9%
          Investment Company Composite Fund ....................         + 4.4%
          Investment Company Aggressive Equity Fund ............         + 5.7%
          Scudder Bond Fund ....................................         - 2.3%
          Scudder Capital Growth Fund ..........................         + 9.8%
          Scudder International Fund ...........................         + 8.8%
          American Century VP Capital Appreciation Fund ........         +14.9%
          Calvert Social Balanced Fund .........................         + 4.0%
          Fidelity VIP Equity-Income Fund ......................         +11.5%
          Fidelity VIP II Contrafund ...........................         +10.1%
          Fidelity VIP II Asset Manager Fund ...................         + 4.1%
                                                                         ------

          (1) The seven-day net annualized effective yield as of 8/10/99 was 2.87% and is not necessarily indicative of future actual yields.

          (2) Commenced operations May 3, 1999; total return is from that date.

      Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all policyowners) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II. Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.


                               Sincerely,


                               /s/ Manfred Altstadt
                               --------------------
                               Manfred Altstadt
                               Senior Executive Vice President
                               and Chief Financial Officer,
                               The American Life Insurance Company of New York

                                    CONTENTS

                                                                            Page
                                                                            ----

Semi-Annual Report of American Life Separate Account No. 3 ................    1

   Statement of Assets and Liabilities ....................................    5

   Statement of Operations ................................................    7

   Statements of Changes in Net Assets ....................................    9

   Notes to Financial Statements ..........................................   12

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 1999 (Unaudited)

                                                                                  Investment Company
                                                            --------------------------------------------------------------
                                                                                                       Mid-Cap
                                                            Money Market  All America  Equity Index  Equity Index   Bond
                                                                Fund         Fund          Fund         Fund        Fund
                                                            ------------  -----------  ------------  ------------  -------
ASSETS:
Investments in Mutual of America  Investment
  Corporation at market value
  (Cost:
  Money Market Fund -- $8,725
  All America Fund -- $878,080
  Equity Index Fund -- $472,677
  Mid-Cap Equity Index Fund -- $92
  Bond Fund -- $36,167)
  (Notes 1 and 2) .......................................     $8,733      $1,039,067     $583,896       $  94      $34,677
$34,677
Due From (To) General Account ...........................         10            (869)         (29)        ( 4)         270
                                                              ------      ----------     --------       -----      -------
NET ASSETS: .............................................     $8,743      $1,038,198     $583,867       $  90      $34,947
                                                              ======      ==========     ========       =====      =======
UNIT VALUE AT JUNE 30, 1999 (Note 5) ....................     $ 2.07      $     9.03     $   3.19       $1.04      $  3.10
                                                              ======      ==========     ========       =====      =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 1999 (Note 5) ...............................      4,230         114,974      182,778         87        11,284
                                                              ======      ==========     ========       =====      =======


                                                                           Investment Company
                                                          --------------------------------------------------
                                                                                                 Aggressive-
                                                          Short-Term    Mid-Term     Composite     Equity
                                                           Bond Fund    Bond Fund      Fund         Fund
                                                          ----------    ---------    ---------   -----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund-- $3,482
   Mid-Term Bond Fund-- $3,576
   Composite Fund-- $461,577
   Aggressive-Equity Fund-- $327,401
   (Notes 1 and 2) ................. ....................   $  3,488    $  3,503    $478,520     $334,775
Due From (To) General Account ...... ....................        (11)        (50)      6,694        1,239
                                                            --------   --------     --------     --------
Net Assets ......................... ....................   $  3,477    $  3,453    $485,214     $336,014
                                                            ========    ========    ========     ========
Unit Value at June 30, 1999 (Note 5) ....................   $   1.26    $   1.32    $   5.17     $   2.14
                                                            --------    --------    --------     --------
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 1999 (Note 5) .......... ....................      2,755       2,619      93,824      156,929
                                                            ========    ========    ========     ========

    The accompanying notes are an integral part of these financial statements

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 1999 (Unaudited)

                                                                                                       American
                                                                                Scudder                 Century     Calvert
                                                                  ---------------------------------- ------------  --------
                                                                              Capital                 VP Capital    Social
                                                                    Bond      Growth   International Appreciation  Balanced
                                                                    Fund       Fund        Fund          Fund        Fund
                                                                  --------   --------- ------------  ------------  --------
ASSETS:
Investments in Scudder Portfolios, American Century VP
   Capital Appreciation Fund and Calvert Social
   Balanced Portfolio at market value
   (Cost:
   Scudder Bond Fund -- $12,080
   Scudder Capital Growth Fund -- $749,405
   Scudder International Fund -- $227,442
   American Century VP Capital
     Appreciation Fund -- $108,102
   Calvert Social Balanced Fund -- $61,819)
   (Notes 1 and 2). .....................................          $7,531     $768,874      $179,559     $110,432    $56,838
Due From (To) General Account ...........................              62        2,147           152           (3)      (205)
                                                                   ------     --------      --------     --------    -------
NET ASSETS: .............................................          $7,593     $771,021      $179,711     $110,429    $56,633
                                                                   ======     ========      ========     ========    =======
UNIT VALUE AT JUNE 30, 1999 (NOTE 5) ....................          $12.78     $  39.81      $  18.50     $  12.34    $  3.18
                                                                   ======     ========      ========     ========    =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 1999 (NOTE 5) ...............................             594       19,368         9,712        8,949     17,824
                                                                   ======     ========      ========     ========    =======



                                                                                   Fidelity
                                                                       -----------------------------------
                                                                          VIP
                                                                        Equity-     VIP II      VIP II
                                                                        Income      Contra   Asset Manager
                                                                         Fund        Fund        Fund
                                                                       ---------   --------- -------------
ASSETS:
Investments in Fidelity Portfolios at market value
   (Cost:
   VIP Equity-Income Fund -- $304,184
   VIP II Contra Fund -- $448,855
   VIP II Asset Manager Fund -- $203,093)
   (Notes 1 and 2) ......................................               $250,600    $488,834    $178,314
Due From (To) General Account ...........................                    846       2,975      (1,623)
                                                                        --------    --------    --------
NET ASSETS ..............................................               $251,446    $491,809    $176,691
                                                                        ========    ========    ========
UNIT VALUE AT JUNE 30, 1999 (Note 5) ....................               $  34.34    $  28.93    $  25.16
                                                                        ========    ========    ========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 1999 (Note 5) ...                  7,322      16,997       7,022
                                                                        ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
                                                                                                              For the Period
                                                                                                                May 3, 1999
                                                                                                             (Commencement of
                                                                                                              Operations) to
                                                                                                               June 30, 1999
                                                          For The Six Months Ended June 30, 1999 (Unaudited)    (Unaudited)
                                                          -------------------------------------------------- ----------------
                                                                                Investment Company
                                                          ---------------------------------------------------------------
                                                                                                                 Mid-Cap
                                                           Money Market     All America       Equity Index    Equity Index
                                                               Fund            Fund               Fund            Fund
                                                           ------------     -----------       ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 4):
   Dividend Income .....................................   $      --         $      --          $      --       $      --
                                                           ---------         ---------          ---------       ---------
Expenses  (Note 3):
   Fees ................................................          34             4,848              2,607              --
   Administrative Expenses .............................         105             1,101                660               4
                                                           ---------         ---------          ---------       ---------
Total Expenses .........................................         139             5,949              3,267               4
                                                           ---------         ---------          ---------       ---------
NET INVESTMENT INCOME (LOSS) ...........................        (139)           (5,949)            (3,267)             (4)
                                                           ---------         ---------          ---------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .............         (25)            2,466                831              --
   Net unrealized appreciation (depreciation) of
     investments .......................................         179           107,883             58,042               2
                                                           ---------         ---------          ---------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS ........................................         154           110,349             58,873               2
                                                           ---------         ---------          ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................   $      15         $ 104,400          $  55,606      $       (2)
                                                           =========         =========          =========       =========


                                                                      For the Six Months Ended June 30, 1999 (Unaudited)
                                                                  ----------------------------------------------------------
                                                                                      Investment Company
                                                                  ----------------------------------------------------------
                                                                                                                  Aggressive
                                                                    Bond     Short-Term    Mid-Term    Composite    Equity
                                                                    Fund      Bond Fund    Bond Fund     Fund        Fund
                                                                  --------   ----------    ---------   ---------  ----------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 4):
   Dividend Income .....................................           $    --    $     --      $     --    $    --     $    --
                                                                   -------    --------      --------    -------     -------
Expenses  (Note 3):
   Fees ................................................               209          17            17      2,476       1,537
   Administrative Expenses                                             362           4            45        921         228
                                                                   -------    --------      --------    -------     -------
Total Expenses .........................................               571          21            62      3,397       1,765
                                                                   -------    --------      --------    -------     -------
NET INVESTMENT INCOME (LOSS) ...........................              (571)        (21)          (62)    (3,397)     (1,765)
                                                                   -------    --------      --------    -------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .............              (501)         (1)          (29)        90      (1,766)
   Net unrealized appreciation (depreciation) of
     investments .......................................              (243)         67            33     25,723      23,774
                                                                   -------    --------      --------    -------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .........................................              (744)         66             4     25,813      22,008
                                                                   -------    --------      --------    -------     --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................           $(1,315)     $   45         $ (58)   $22,416     $20,243
                                                                   =======      ======         =====    =======     =======

   The accompanying notes are an integral part of these financial statements.

                                              AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                                                  STATEMENT OF OPERATIONS
                                    For the Six Months Ended June 30, 1999 (Unaudited)

                                                                                                          American
                                                                                Scudder                   Century      Calvert
                                                                  -----------------------------------    -----------   -------
                                                                                 Capital                 VP Capital    Social
                                                                     Bond        Growth   International  Appreciation  Balanced
                                                                     Fund         Fund        Fund          Fund        Fund
                                                                   --------     --------- -------------  ------------  --------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 4):
   Dividend Income ...........................................     $    364      $ 72,252    $ 16,406      $     --   $      --
                                                                   --------      --------    --------      --------   ---------
Expenses  (Note 3):
   Fees ......................................................           39         3,556         845           467         267
   Administrative Expenses ...................................           95           124          40            33         211
                                                                   --------      --------    --------      --------   ---------
Total Expenses ...............................................          134         3,680         885           500         478
                                                                   --------      --------    --------      --------   ---------
NET INVESTMENT INCOME (LOSS) .................................          230        68,572      15,521          (500)       (478)
                                                                   --------      --------    --------      --------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...................        1,349        15,567      11,969          (666)      1,089
   Net unrealized appreciation (depreciation) of
     investments .............................................       (1,807)      (13,511)    (12,235)       15,859       1,516
                                                                   --------      --------    --------      --------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .......         (458)        2,056        (266)       15,193       2,605
                                                                   --------      --------    --------      --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ................................................     $   (228)     $ 70,628    $ 15,255      $ 14,693    $  2,127
                                                                   ========      ========    ========      ========    ========


                                                                               Fidelity
                                                                  ----------------------------------
                                                                    VIP
                                                                  Equity-     VIP II      VIP II
                                                                  Income      Contra   Asset Manager
                                                                   Fund        Fund        Fund
                                                                  -------     -------  -------------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 4):
   Dividend Income ............................................   $ 10,795    $ 15,980   $ 11,496
                                                                  --------    --------   --------
Expenses  (Note 3):
   Fees .......................................................      1,158       2,123        797
   Administrative Expenses ....................................      1,214         361        361
                                                                  --------    --------   --------
Total Expenses ................................................      2,372       2,484      1,158
                                                                  --------    --------   --------
NET INVESTMENT INCOME (Loss) ..................................      8,423      13,496     10,338
                                                                  --------    --------   --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ....................     26,500      14,696      3,156
   Net unrealized appreciation (depreciation) of
     investments ..............................................     (8,717)     14,623     (6,165)
                                                                  --------    --------   --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........     17,783      29,319     (3,009)
                                                                  --------    --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ 26,206    $ 42,815   $  7,329
                                                                  ========    ========   ========

   The accompanying notes are an integral part of these financial statements.

                                           AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                                            STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Investment Company
                                               -------------------------------------------------------------------------------------
                                                   Money Market Fund             All America Fund              Equity Index Fund
                                               ---------------------------  ---------------------------  ---------------------------
                                                For the Six    For  the     For the Six      For the       For the Six    For the
                                                Months Ended  Year Ended    Months Ended    Year Ended     Months Ended  Year Ended
                                               June 30, 1999  December 31,  June 30, 1999  December 31,  June 30, 1999  December 31,
                                                (Unaudited)      1998        (Unaudited)       1998        (Unaudited)      1998
                                               -------------  ------------  -------------  ------------  -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ............     $ (139)        $    58      $   (5,949)     $ 89,933      $ (3,267)     $ 26,288
   Net realized gain (loss) on
     investments ...........................        (25)             (6)          2,466         1,744           831         2,147
   Net unrealized appreciation
     (depreciation) of investments .........        179             (27)        107,883        32,513        58,042        34,890
                                                 ------         -------      ----------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ...............         15              25         104,400       124,190        55,606        63,325
                                                 ------         -------      ----------      --------      --------      --------
From Unit Transactions:
   Contributions ...........................      3,102           6,108         128,577       241,902        96,386       180,950
   Withdrawals .............................         --             (57)         (7,362)      (10,084)       (6,654)       (7,360)
   Net Transfers ...........................       (700)         (3,176)        (43,219)      (49,261)       36,118         4,004
                                                 ------         -------      ----------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ............................      2,402           2,875          77,996       182,557       125,850       177,594
                                                 ------         -------      ----------      --------      --------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..............................      2,417           2,900         182,396       306,747       181,456       240,919
NET ASSETS:
Beginning of  Period/Year ..................      6,326           3,426         855,802       549,055       402,411       161,492
                                                 ------         -------      ----------      --------      --------      --------
End of Period/Year .........................     $8,743         $ 6,326      $1,038,198      $855,802      $583,867      $402,411
                                                 ======         =======      ==========      ========      ========      ========


                                                                         Investment Company
                                          -------------------------------------------------------------------------------
                                                Mid-Cap
                                           Equity Index Fund           Bond Fund                   Short-Term Fund
                                           -----------------  ---------------------------  ------------------------------
                                            For the Period
                                              May 3, 1999
                                           (Commencement of    For the Six     For the       For the Six       For the
                                            Operations) to    Months Ended    Year Ended     Months Ended     Year Ended
                                             June 30, 1999    June 30, 1999  December 31,    June 30, 1999   December 31,
                                              (Unaudited)      (Unaudited)      1998         (Unaudited)        1998
                                           ----------------   -------------  ------------    -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........       $(4)          $   (571)       $ 1,687         $  (21)         $  103
   Net realized gain (loss) on
    investments ..........................        --               (501)           233             (1)             6
   Net Unrealized appreciation
     (depreciation) of investments .......         2               (243)        (1,044)            67             (12)
                                                 ---           --------        -------          ------         ------
Net Increase (Decrease) in net assets
   resulting from operations .............        (2)            (1,315)           876             45              97
                                                 ---           --------        -------          ------         ------
From Unit Transactions:
   Contributions .........................         1             12,596         25,539            745           1,370
   Withdrawals                                    --             (1,581)        (2,714)            --              --
   Net Transfers .........................        91            (14,559)        (5,483)          (327)           (277)
                                                 ---           --------        -------         ------          ------
Net Increase (Decrease) from unit
  transactions ...........................        92             (3,544)        17,342            418           1,093
                                                 ---           --------        -------         ------          ------
NET INCREASE (DECREASE)
  IN NET ASSETS ..........................        90             (4,859)        18,218            463           1,190
NET ASSETS:
Beginning of  Period/Year ................        --             39,806         21,588          3,014           1,824
                                                 ---           --------        -------         ------          ------

End of Period/Year .......................       $90           $ 34,947        $39,806         $3,477          $3,014
                                                 ===           ========        =======         ======          ======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Investment Company
                                               -------------------------------------------------------------------------------------
                                                   Mid-Term Bond Fund             Composite Fund            Aggressive Equity Fund
                                               ---------------------------  ---------------------------  ---------------------------
                                                For the Six    For  the     For the Six      For the       For the Six    For the
                                                Months Ended  Year Ended    Months Ended    Year Ended     Months Ended  Year Ended
                                               June 30, 1999  December 31,  June 30, 1999  December 31,  June 30, 1999  December 31,
                                                (Unaudited)       1998       (Unaudited)       1998        (Unaudited)      1998
                                               -------------  ------------  -------------  ------------  -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .............    $   (62)       $    49       $  (3,397)     $ 14,028       $ (1,765)     $ (1,051)
   Net realized gain (loss) on
     investments ............................        (29)            (1)             90        (2,308)        (1,766)       (5,609)
   Net Unrealized appreciation
     (depreciation) of investments ..........         33            (30)         25,723        40,252         23,774        (9,779)
                                                 -------        -------       ---------      --------       --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ................        (58)            18          22,416        51,972         20,243       (16,439)
                                                 -------        -------       ---------      --------       --------      --------
From Unit Transactions:
   Contributions ............................      1,880          4,187          92,044       160,764         64,248       164,628
   Withdrawals ..............................         --           (157)         (5,462)      (13,170)        (7,481)      (15,635)
   Net Transfers ............................     (1,551)        (2,597)       (125,939)      (43,657)       (38,184)      (57,515)
                                                 -------        -------       ---------      --------       --------      --------
Net Increase (Decrease) from unit
  transactions ..............................        329          1,433         (39,357)      103,937         18,583        91,478
                                                 -------        -------       ---------      --------       --------      --------
NET INCREASE (DECREASE)
   INNET ASSETS .............................        271          1,451         (16,941)      155,909         38,826        75,039
NET ASSETS:
Beginning of Period/Year ....................      3,182          1,731         502,155       346,246        297,188       222,149
                                                 -------        -------       ---------      --------       --------      --------
End of Period/Year ..........................    $ 3,453        $ 3,182       $ 485,214      $502,155       $336,014      $297,188
                                                 =======        =======       =========      ========       ========      ========

                                                                                      Scudder
                                               -------------------------------------------------------------------------------------
                                                        Bond Fund               Capital Growth Fund          International Fund
                                               ---------------------------  ---------------------------  ---------------------------
                                                For the Six    For  the     For the Six      For the       For the Six    For the
                                                Months Ended  Year Ended    Months Ended    Year Ended     Months Ended  Year Ended
                                               June 30, 1999  December 31,  June 30, 1999  December 31,  June 30, 1999  December 31,
                                                (Unaudited)       1998       (Unaudited)       1998        (Unaudited)      1998
                                               -------------  ------------  -------------  ------------  -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .............     $  230         $  140        $ 68,572      $ 21,930       $ 15,521      $ 13,208
   Net realized gain (loss) on investments ..      1,349            435          15,567        59,922       $ 11,969         8,854
   Net Unrealized appreciation
     (depreciation) of investments ..........     (1,807)          (417)        (13,511)       20,657        (12,235)       (3,025)
                                                 -------        -------        --------      --------       --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ................       (228)           158          70,628       102,509         15,255        19,037
                                                 -------        -------        --------      --------       --------      --------
From Unit Transactions:
   Contributions ............................      4,041          7,436          97,686       171,043         21,825        41,383
   Withdrawals ..............................       (335)          (747)        (15,903)      (17,243)        (3,038)       (3,269)
   Net Transfers ............................     (2,830)        (4,105)        (14,347)      (37,452)       (12,101)       (6,087)
                                                 -------        -------        --------      --------       --------      --------
Net Increase (Decrease) from unit
   transactions .............................        876          2,584          67,436       116,348          6,686        32,027
                                                 -------        -------        --------      --------       --------      --------
NET INCREASE (DECREASE)
   IN NET ASSETS ............................        648          2,742         138,064       218,857         21,941        51,064
NET ASSETS:
Beginning of Period/Year ....................      6,945          4,203         632,957       414,100        157,770       106,706
                                                 -------        -------        --------      --------       --------      --------
End of Period/Year ..........................    $ 7,593        $ 6,945        $771,021      $632,957       $179,711      $157,770
                                                 =======        =======        ========      ========       ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        American Century                    Calvert
                                                                    ----------------------------  ---------------------------
                                                                    VP Capital Appreciation Fund      Social Balanced Fund
                                                                    ----------------------------  ---------------------------
                                                                      For the Six     For the     For the Six    For the
                                                                     Months Ended    Year Ended   Months Ended   Year Ended
                                                                     June 30, 1999  December 31,  June 30, 1999  December 31,
                                                                      (Unaudited)       1998       (Unaudited)      1998
                                                                     -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .........................................     $   (500)      $ 3,232        $  (478)      $ 2,632
   Net realized gain (loss) on investments .......................         (666)       (2,064)         1,089         3,550
   Net Unrealized appreciation (depreciation) of investments .....       15,859        (3,934)         1,516        (1,400)
                                                                       --------       -------        -------       -------
Net Increase (Decrease) in net assets resulting
   from operations ...............................................       14,693        (2,766)         2,127         4,782
                                                                       --------       -------        -------       -------
From Unit Transactions:
   Contributions .................................................       10,308        28,381         14,321        30,086
   Withdrawals ...................................................       (2,567)       (1,400)          (948)       (2,076)
   Net Transfers .................................................       (6,831)       (9,765)        (5,245)      (12,258)
                                                                       --------       -------        -------       -------
Net Increase (Decrease) from unit transactions ...................          910        17,216          8,128        15,752
                                                                       --------       -------        -------       -------
NET INCREASE (DECREASE) IN NET ASSETS ............................       15,603        14,450         10,255        20,534
NET ASSETS:
Beginning of Period/Year .........................................       94,826        80,376         46,378        25,844
                                                                       --------       -------        -------       -------
End of Period/Year ...............................................     $110,429       $94,826        $56,633       $46,378
                                                                       ========       =======        =======       =======

                                                                                    Fidelity
                                               -------------------------------------------------------------------------------------
                                                  VIP Equity-Income Fund         VIPII Contra Fund         VIPII Asset Manager Fund
                                               ---------------------------  ---------------------------  ---------------------------
                                                For the Six    For  the     For the Six      For the       For the Six    For the
                                                Months Ended  Year Ended    Months Ended    Year Ended     Months Ended  Year Ended
                                               June 30, 1999  December 31,  June 30, 1999  December 31,  June 30, 1999  December 31,
                                                (Unaudited)       1998       (Unaudited)       1998        (Unaudited)      1998
                                               -------------  ------------  -------------  ------------  -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income(loss) ..............   $  8,423       $  6,552      $ 13,496      $ 10,289         $ 10,338      $ 11,124
   Net realized gain (loss) on
     investments ............................     26,500         41,256        14,696        43,590            3,156        17,688
   Net Unrealized appreciation
     (depreciation) of investments ..........     (8,717)       (31,062)       14,623        22,246           (6,165)      (13,211)
                                                --------       --------      --------      --------         --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ................     26,206         16,746        42,815        76,125            7,329        15,601
                                                --------       --------      --------      --------         --------      --------
From Unit Transactions:
   Contributions ............................     56,876        132,435        69,439       124,636           32,006        69,680
   Withdrawals ..............................    (13,639)       (22,291)      (11,151)      (15,833)          (2,656)       (2,791)
   Net Transfers ............................    (39,753)       (58,797)       13,621       (43,163)         (11,377)      (31,342)
                                                --------       --------      --------      --------         --------      --------
Net Increase (Decrease) from
  unit transactions .........................      3,484         51,347        71,909        65,640           17,973        35,547
                                                --------       --------      --------      --------         --------      --------
NET INCREASE (DECREASE) IN
  NET ASSETS ................................     29,690         68,093       114,724       141,765           25,302        51,148

NET ASSETS:
Beginning of Period/Year ....................    221,756        153,663       377,085       235,320          151,389       100,241
                                                --------       --------      --------      --------         --------      --------
End of Period/Year ..........................   $251,446       $221,756      $491,809      $377,085         $176,691      $151,389
                                                ========       ========      ========      ========         ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Separate Account No. 3 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund (formerly Calvert Responsibly Invested Balanced Fund). The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund
("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation) ("Calvert").

     On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

     On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became available to Separate Account No. 3.

     Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

     The significant accounting policies of Separate Account No. 3 are as follows:

     Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios.

     Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

     Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company"under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2.   INVESTMENTS

     The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 1999 are as follows:

                                                         Number of    Net Asset
                                                           Shares       Value
                                                         ---------    --------
Investment Company Funds:
   Money Market Fund: ...............................       7,204      $ 1.21
   All America Fund .................................     319,514        3.25
   Equity Index Fund ................................     212,231        2.75
   Mid-Cap Equity Index Fund ........................          91        1.04
   Bond Fund ........................................      24,774        1.40
   Short-Term Bond Fund .............................       3,321        1.05
   Mid-Term Bond Fund ...............................       3,839        0.91
   Composite Fund ...................................     254,791        1.88
   Aggressive Equity Fund ...........................     207,669        1.61
Scudder Portfolios:
   Bond Portfolio ...................................       1,164        6.47
   Capital Growth Portfolio--Class "A" ..............      32,143       23.92
   International Portfolio--Class "A" ...............      12,400       14.48

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                       Number of      Net Asset
                                                        Shares          Value
                                                      ----------      --------
   American Century VP Capital Appreciation Fund ...    10,547      $ 10.47
   Calvert Social Balanced Portfolio ...............    25,295         2.25
   Fidelity Portfolios:
      Equity-Income--"Initial"Class ................     9,196        27.26
      Contrafund--"Initial"Class ...................    18,729        26.10
      Asset Manager--"Initial"Class ................    10,080        17.69

3.  EXPENSES

     Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is
 .20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

     Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .70%, from the value of the net assets of each fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4.  DIVIDENDS

     All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 1999. It is the Investment Company's practice to declare and pay dividends at the end of the year.

     On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $364.

     On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $72,252.

     On April 28, 1999, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $16,406.

     On February 5, 1999, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $10,795.

     On February 5, 1999, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $15,980.

     On February 5, 1999, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $11,496.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.   FINANCIAL HIGHLIGHTS

     Shown below are financial highlights for a Unit outstanding for the six months ended June 30, 1999 and for each of the previous years, or, if not in existence a full year, the initial period ended December 31:

                                                                  Investment Company
                           --------------------------------------------------------------------------------------------
                                        Money Market Fund                                All America Fund
                           ----------------------------------------    ------------------------------------------------
                            1999     1998     1997    1996    1995      1999     1998    1997      1996    1995    1994
                           ------   ------   ------  ------  ------    ------   ------  ------    ------  ------  -----
Unit value, beginning
   of period/year ......    $2.03    $1.95   $1.87    $1.80   $1.77   $  8.09   $ 6.76  $ 5.39   $ 4.52   $3.36   $3.32
                            =====    =====   =====    =====   =====   =======   ======  ======   ======   =====   =====
Unit value, end
   of period/year ......    $2.07    $2.03   $1.95    $1.87   $1.80   $  9.03   $ 8.09  $ 6.76   $ 5.39   $4.52   $3.36
                            =====    =====   =====    =====   =====   =======   ======  ======   ======   =====   =====
Units outstanding,
   end of period/year ..    4,230    3,113   1,755      442      25   114,974  105,770  81,264   39,912   9,813     107
                            =====    =====   =====    =====   =====   =======   ======  ======   ======   =====   =====


                                                                  Investment Company
                           ----------------------------------------------------------------------------------------------
                                                                          Mid-Cap
                                                                          Equity
                                         Equity Index Fund              Index Fund                 Bond Fund
                           -------------------------------------------- ---------- --------------------------------------
                            1999      1998     1997    1996     1995      1999     1998    1997      1996    1995    1994
                           ------    ------   ------  ------   ------    ------   ------  ------    ------  ------  -----
Unit value, beginning
   of period/year ......   $  2.86  $  2.26   $ 1.72   $ 1.42   $1.25    $1.00    $ 3.17  $ 3.00    $2.75    $2.69  $2.36
                           =======  =======   ======   ======   =====    =====    ======  =======   =====    =====  =====
Unit value, end
   of period/year ......   $  3.19  $  2.86   $ 2.26   $ 1.72   $1.42    $1.04    $ 3.10    3.17    $3.00    $2.75  $2.69
                           =======  =======   ======   ======   =====    =====    ======  =======   =====    =====  =====
Units outstanding,
   end of period/year ..   188,778  140,499   71,579   26,794   4,449       87    11,284  12,551    7,204    3,239    507
                           =======  =======   ======   ======   =====    =====    ======  =======   =====    =====  =====


                                                                   Investment Company
                           ---------------------------------------------------------------------------------------
                                        Short-Term Bond Fund                      Mid-Term Bond Fund
                           ---------------------------------------     -------------------------------------------
                            1999     1998     1997    1996    1995      1999     1998     1997       1996    1995
                           ------   ------   ------  ------  ------    ------   ------   ------     ------  ------
Unit value, beginning
   of period/year ......    $1.24    $1.19    $1.14   $1.10   $1.08    $1.32     $1.26    $1.19      $1.16   $1.11
                            =====    =====    =====   =====   =====    =====     =====    =====      =====   =====
Unit value, end
   of period/year. .....    $1.26    $1.24    $1.19   $1.14   $1.10    $1.32     $1.32    $1.26      $1.19   $1.16
                            =====    =====    =====   =====   =====    =====     =====    =====      =====   =====
Units outstanding,
 end of period/year ....    2,755    2,422    1,530     908     302    2,619     2,404    1,374        460      28
                            =====    =====    =====   =====   =====    =====     =====    =====      =====   =====


                                                                  Investment Company
                           ----------------------------------------------------------------------------------------------
                                       Composite Fund                                 Aggressive Equity Fund
                           ----------------------------------------    --------------------------------------------------
                            1999     1998     1997    1996    1995      1999     1998       1997     1996    1995    1994
                           ------   ------   ------  ------  ------    ------   ------     ------   ------  ------  -----
Unit value, beginning
   of period/year ......   $ 4.93  $  4.36  $ 3.75   $ 3.39   $3.14   $  2.02   $  2.15   $  1.80   $ 1.43  $ 1.05  $1.03
                           ======  =======  ======   ======   =====   =======   =======   =======   ======  ======  =====
Unit value, end
   of period/year. .....   $ 5.17  $  4.93  $ 4.36   $ 3.75   $3.39   $  2.14   $  2.02   $  2.15   $ 1.80  $ 1.43  $1.05
                           ======  =======  ======   ======   =====   =======   =======   =======   ======  ======  =====
Units outstanding,
   end of period/year ..   93,824  101,886  79,417   27,055   2,688   156,929   147,405   103,218   46,985  12,411    174
                           ======  =======  ======   ======   =====   =======   =======   =======   ======  ======  =====

----------
* Commenced operations May 3, 1999.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                                  Scudder
                        -------------------------------------------------------------------------------------------
                                            Bond Fund                               Capital Growth Fund
                        -------------------------------------------  ----------------------------------------------
                         1999       1998      1997    1996    1995    1999    1998    1997    1996    1995    1994
                        -----      ------    ------  ------  ------  ------  ------  ------  ------  ------  ------
Unit value, beginning
   of period/year ...   $13.02     $12.37    $11.48  $11.30  $10.68  $36.07  $29.64  $22.11  $18.64  $14.67  $14.50
                        ======     ======    ======  ======  ======  ======  ======  ======  ======  ======  ======
Unit value, end
   of period/year ...   $12.78     $13.02    $12.37  $11.48  $11.30  $39.81  $36.07  $29.64  $22.11  $18.64  $14.67
                        ======     ======    ======  ======  ======  ======  ======  ======  ======  ======  ======
Units outstanding,
   end of period/year      594        534       340     120      35  19,368  17,547     970   5,067   2,011     737
                        ======     ======    ======  ======  ======  ======  ======  ======  ======  ======  ======

                                                                                        Scudder
                                                                --------------------------------------------------------
                                                                                    International Fund
                                                                --------------------------------------------------------
                                                                  1999        1998      1997     1996     1995     1994
                                                                 ------      ------    ------   ------   ------   ------
Unit value, beginning of period/year .......................     $16.93      $14.46    $13.43   $11.85   $10.80   $10.66
                                                                 ======      ======    ======   ======   ======   ======
Unit value, end of period/year .............................     $18.50      $16.93    $14.46   $13.43   $11.85   $10.80
                                                                 ======      ======    ======   ======   ======   ======
Units outstanding, end of period/year ......................      9,712       9,321     7,377    5,193      715       17
                                                                 ======      ======    ======   ======   ======   ======


                                          American Century                                       Calvert
                         -----------------------------------------------     ----------------------------------------------
                                    VP Capital Appreciation Fund                          Social Balanced Fund
                         -----------------------------------------------     ----------------------------------------------
                             1999     1998     1997      1996      1995      1999       1998       1997      1996     1995
                            ------   ------   ------    ------    ------     ------   -------     -----     -----     -----
Unit value, beginning
   of period/year ......    $10.69   $11.04   $11.53    $12.18    $11.14     $ 3.04    $ 2.65     $2.23     $2.01     $1.89
                            ======   ======   ======    ======    ======     ======    ======     =====     =====     =====
Unit value, end
   of period/year ......    $12.34   $10.69   $11.04    $11.53    $12.18     $ 3.18    $ 3.04     $2.65     $2.23     $2.01
                            ======   ======   ======    ======    ======     ======    ======     =====     =====     =====
Units outstanding,
   end of period/year ..     8,949    8,874    7,282     5,921     4,409     17,824    15,253     9,760     2,364       115
                            ======   ======   ======    ======    ======     ======    ======     =====     =====     =====


                                                                         Fidelity
                         --------------------------------------------------------------------------------------------------
                                       VIP Equity-Income Fund                              VIP II Contra Fund
                         -----------------------------------------------     ----------------------------------------------
                             1999     1998     1997      1996     1995        1999      1998      1997      1996      1995
                            ------   ------   ------    ------    ------     ------   -------     -----     -----     -----
Unit value, beginning
   of  period/year .....    $30.65   $27.77   $21.93    $19.43    $17.68     $26.16    $20.36    $16.59    $13.85    $12.41
                            ======   ======   ======    ======    ======     ======    ======    ======    ======    ======
Unit value, end
   of period/year ......    $34.34   $30.65   $27.77    $21.93    $19.43     $28.93    $26.16    $20.36    $16.59    $13.85
                            ======   ======   ======    ======    ======     ======    ======    ======    ======    ======
Units outstanding,
   end of period/year ..     7,322    7,236    5,533     2,393       449     16,997    14,417    11,560     6,672       756
                            ======   ======   ======    ======    ======     ======    ======    ======    ======    ======


                                                                                                 Fidelity
                                                                                -------------------------------------------
                                                                                         VIP II Asset Manager Fund
                                                                                -------------------------------------------
                                                                                 1999      1998     1997     1996     1995
                                                                                ------    ------   ------   ------   ------
Unit value, beginning of period/year ......................................     $24.04    $21.14   $17.72   $15.66   $14.87
                                                                                ======    ======   ======   ======   ======
Unit value, end of period/year ............................................     $25.16    $24.04   $21.14   $17.72   $15.66
                                                                                ======    ======   ======   ======   ======
Units outstanding, end of period/year .....................................      7,022     6,297    4,742    2,639    1,178
                                                                                ======    ======   ======   ======   ======

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